Schedule of Investments (unaudited) July 31, 2022	BlackRock LifePath® ESG Index 2050 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 97.4%
iShares Developed Real Estate Index Fund, Class K	16,671	$169,883
iShares ESG Aware MSCI EAFE ETF	13,203	874,171
iShares ESG Aware MSCI EM ETF	5,835	186,720
iShares ESG Aware MSCI USA ETF	19,667	1,807,397
iShares ESG Aware MSCI USA Small-Cap ETF	6,450	224,460
iShares MSCI Canada ETF(b)	2,131	75,246
iShares MSCI EAFE Small-Cap ETF	2,407	140,111
iShares MSCI Emerging Markets Small-Cap ETF(b)	1,028	50,968

		3,528,956

Fixed-Income Funds — 2.6%
iShares ESG Aware U.S. Aggregate Bond ETF	1,379	69,157
iShares TIPS Bond ETF	223	26,365

		95,522

Money Market Funds — 3.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.96%(c)(d)	126,734	126,721
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.84%(c)	6,773	6,773

		133,494

Total Investments — 103.7% (Cost: $3,571,086)		3,757,972

Liabilities in Excess of Other Assets — (3.7)%		(134,133)

Net Assets — 100.0%		$3,623,839

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,258,401	$—	$(1,131,207	)(a)	$(482)	$9	$126,721	126,734	$1,689(b	)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,424	—	(651	)(a)	—	—	6,773	6,773	64		—
iShares Developed Real Estate Index Fund, Class K	129,836	70,598	(13,905)		(495)	(16,151)	169,883	16,671	2,764		210
iShares ESG Aware MSCI EAFE ETF	724,341	435,107	(131,255)		(13,084)	(140,938)	874,171	13,203	29,155		—
iShares ESG Aware MSCI EM ETF	102,581	126,733	(11,754)		(1,762)	(29,078)	186,720	5,835	3,148		—
iShares ESG Aware MSCI USA ETF	1,268,383	802,927	(91,388)		(934)	(171,591)	1,807,397	19,667	13,095		—
iShares ESG Aware MSCI USA Small-Cap ETF	161,737	100,085	(15,377)		2,428	(24,413)	224,460	6,450	1,285		—
iShares ESG Aware U.S. Aggregate Bond ETF	41,127	32,990	(1,015)		(62)	(3,883)	69,157	1,379	498		—
iShares MSCI Canada ETF	123,221	46,604	(82,765)		7,114	(18,928)	75,246	2,131	2,345		—
iShares MSCI EAFE Small-Cap ETF	117,196	64,829	(9,473)		(1,790)	(30,651)	140,111	2,407	5,004		—
iShares MSCI Emerging Markets Small-Cap ETF	39,355	21,937	(1,332)		(36)	(8,956)	50,968	1,028	1,186		—
iShares TIPS Bond ETF	15,955	12,219	(508)		(14)	(1,287)	26,365	223	764		—

					$(9,117)	$(445,867)	$3,757,972		$60,997		$210

(a)	Represents net amount purchased (sold).

(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock LifePath® ESG Index 2050 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$3,528,956	$—	$—	$3,528,956
Fixed-Income Funds	95,522	—	—	95,522
Money Market Funds	133,494	—	—	133,494

	$3,757,972	$—	$—	$3,757,972

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S C H E D U L E O F I N V E S T M E N T S	2